Schedule of property and equipment (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 204,652	$ 263,243	$ 207,260
Less: accumulated depreciation	(144,382)	(185,718)	(149,195)
Net book value	60,270	77,525	58,065
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14,004	18,013	17,793
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	52,841	67,969	57,272
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	109,693	141,098	96,098
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 28,114	$ 36,163	$ 36,097